Short-Term Borrowings (Tables)	6 Months Ended
Mar. 31, 2023
Short-Term Borrowings [Abstract]
Schedule of Short-Term borrowings	As of September 30, 2022 and March 31, 2023, the borrowings consisted of the following:
	2022	2023
Short-term borrowings	$2,811,555	$1,062,962